Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2021	2020
Cost:
Equipment	$1,791	$763
Leasehold improvement	242	168
Office furniture and equipment	97	76
	2,130	1,007

Accumulated depreciation	965	623
Property and equipment, net	$1,165	$384